Retirement Benefit Schemes	12 Months Ended
Dec. 31, 2021
Retirement Benefit Schemes [Abstract]
Retirement benefit schemes

NOTE 21: Retirement benefit schemes

The Company operates defined contribution schemes for all its qualifying employees. The assets of these schemes are held separately from those of the Company in designated funds.

A total cost of $594,000 in 2021 (2020: $567,000) represents contributions payable to these schemes by the Company at rates specified in the rules of the plans.

The employees of the Company in Belgium are members of a state-managed retirement benefit scheme operated by the government (i.e., legal pension) and are members of a bank-operated private pension scheme. The Company is required to contribute a specified percentage of payroll costs to the retirement benefit scheme to fund the benefits. The obligation of the Company with respect to the retirement benefit scheme is to make the specified contributions.

Because the Company must guarantee the statutory minimum return on these plans, not all actuarial and investment risks relating to these plans are transferred to the insurance company or pension fund managing the plans. The Company has considered the potential impact of the employer’s obligation to guarantee a minimum return and that this was assessed not to be significant.